Financial Instruments and Financial Risk Management	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Investments, All Other Investments [Abstract]
Financial Instruments and Financial Risk Management

15.	Financial Instruments and Financial Risk Management

Financial Instruments

Financial instruments recorded at fair value are classified using a fair value hierarchy that reflects the significance of the inputs to fair value measurements. The three levels of hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and

Level 3 – Inputs for the asset or liability that are not based on observable market data.

Financial instruments are measured at amortized cost or at fair value. Financial instruments measured at amortized cost consist of accounts receivable, and accounts payable and accrued liabilities wherein the carrying value approximates fair value due to its short-term nature. Other financial instruments measured at amortized cost include notes payable, lease liabilities, and convertible debentures wherein the carrying value at the effective interest rate approximates fair value as the interest rate for notes payable and the interest rate used to discount the host debt contract for convertible debentures approximate a market rate for similar instruments offered to the Company.

Cash are measured at Level 1 inputs. Derivative assets and derivative liabilities are measured at fair value based on the Black-Scholes option-pricing model, which uses Level 3 inputs. Convertible debentures are measured at fair value based on the Monte Carlo and Black-Scholes simulation model, which uses Level 3 inputs.

The following table summarizes the Company’s financial instruments as of March 31, 2026:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$5,755,972	$5,755,972
Accounts receivable	$2,634,041	$-	$2,634,041

Financial liabilities:
Accounts payable and other accrued liabilities	$5,210,220	$-	$5,210,220
Notes payable	$10,529,806	$-	$10,529,806
Derivative liabilities	$-	$11,514,895	$11,514,895
Lease liabilities	$1,777,743	$-	$1,777,743

The following table summarizes the Company’s financial instruments as of December 31, 2025:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$2,190,722	$2,190,722
Accounts receivable	$1,592,653	$-	$1,592,653

Financial liabilities:
Accounts payable and other accrued liabilities	$4,768,534	$-	$4,768,534
Notes payable	$10,784,756	$-	$10,784,756
Derivative liabilities	$-	$8,893,600	$8,893,600
Lease liabilities	$1,819,405	$-	$1,819,405

The carrying values of the Company’s financial instruments carried at amortized cost approximate fair values due to their short duration.

Financial Risk Management Objectives and Policies

The Company is exposed to various financial risks resulting from both its operations and its investments activities. The Company’s management, with the Board of Directors oversight, manages financial risks. Where material, these risks will be reviewed and monitored by the Board of Directors.

Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and receivables. The Company’s cash is held through United States and Canadian financial institutions and no losses have been incurred in relation to these items. The carrying amount of cash, promissory note receivable, and trade and other receivables represent the maximum exposure to credit risk. As of March 31, 2026 and December 31, 2025, the net amount of maximum exposure risk was $8,390,013 and $3,783,375, respectively.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with financial liabilities. The Company manages liquidity risk through the management of its capital structure. The Company’s approach to managing liquidity is to ensure that it will have sufficient liquidity to settle obligations and liabilities when due.

The Company has the following contractual obligations as of March 31, 2026:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$5,210,220	$-	$-	$-	$5,210,220
Related party payables	$1,423,902	$-	$-	$-	$1,423,902
Tax payable	$80,411	$16,190,724	$-	$-	$16,271,135
Notes Payable	$864,557	$8,665,249	$1,000,000	$-	$10,529,806
Derivative liabilities	$-	$11,514,895	$-	$-	$11,514,895
Lease liabilities	$167,154	$98,395	$405,096	$1,107,098	$1,777,743

The Company has the following contractual obligations as of December 31, 2025:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$4,768,534	$-	$-	$-	$4,768,534
Related party payables	$1,916,770	$-	$-	$-	$1,916,770
Tax payable	$161,770	$15,219,548	$-	$-	$15,381,318
Convertible debentures	$-	$-	$-	$-	$-
Notes Payable	$1,001,395	$8,783,361	$1,000,000	$-	$10,784,756
Derivative liabilities	$-	$8,893,600	$-	$-	$8,893,600
Lease liabilities	$160,285	$399,215	$113,155	$1,146,750	$1,819,405

Currency risk

The Company is exposed to currency risk related to the fluctuation of foreign exchange rates and the degree of volatility of those rates. Currency risk is limited to the portion of the Company’s business transactions and balances denominated in currencies other than the United States dollar.

Assuming all other variables remain constant, a fluctuation of +/- 5.0 percent in the exchange rate between the United States dollar and the Canadian dollar would impact the carrying value of the net monetary assets by approximately +/- $548,000. To date, the Company has not entered into financial derivative contracts to manage exposure to fluctuations in foreign exchange rates.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Cash bear interest at market rates. The Company’s financial liabilities have fixed rates of interest and therefore expose the Company to a limited interest rate fair value risk.

Crypto Currency Risk

We hold Bitcoin as part of our treasury assets. The value of Bitcoin is highly volatile and can be influenced by various factors, including market demand, regulatory developments, technological changes, and broader economic conditions. A significant decline in Bitcoin’s market price could adversely affect our financial condition and results of operations. Additionally, the evolving regulatory landscape for digital assets may impose new compliance requirements or restrictions, potentially impacting our ability to hold or transact in Bitcoin. Security risks, such as cyberattacks or loss of private keys, could also result in the loss of our Bitcoin holdings. These factors collectively pose risks to our business and financial performance.

16.	Financial Instruments and Financial Risk Management

Financial Instruments

Financial instruments recorded at fair value are classified using a fair value hierarchy that reflects the significance of the inputs to fair value measurements. The three levels of hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and

Level 3 – Inputs for the asset or liability that are not based on observable market data.

Financial instruments are measured at amortized cost or at fair value. Financial instruments measured at amortized cost consist of accounts receivable, and accounts payable and accrued liabilities wherein the carrying value approximates fair value due to its short-term nature. Other financial instruments measured at amortized cost include notes payable, lease liabilities, and convertible debentures wherein the carrying value at the effective interest rate approximates fair value as the interest rate for notes payable and the interest rate used to discount the host debt contract for convertible debentures approximate a market rate for similar instruments offered to the Company.

Cash are measured at Level 1 inputs. Derivative assets and derivative liabilities are measured at fair value based on the Monte Carlo or Black-Scholes option-pricing model, which uses Level 3 inputs. Convertible debentures are measured at fair value based on the Monte Carlo and Black-Scholes simulation model, which uses Level 3 inputs.

The following table summarizes the Company’s financial instruments as of December 31, 2025:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$2,190,722	$2,190,722
Accounts receivable	$1,592,653	$-	$1,592,653

Financial liabilities:
Accounts payable and other accrued liabilities	$4,768,534	$-	$4,768,534
Notes payable	$10,784,756	$-	$10,784,756
Derivative liabilities	$-	$8,893,600	$8,893,600
Lease liabilities	$1,819,405	$-	$1,819,405

The following table summarizes the Company’s financial instruments as of December 31, 2024:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$2,731,979	$2,731,979
Accounts receivable	$2,394,542	$-	$2,394,542

Financial liabilities:
Accounts payable and other accrued liabilities	$6,613,793	$-	$6,613,793
Convertible debentures	$-	$9,976,000	$9,976,000
Notes payable	$10,584,037	$-	$10,584,037
Derivative liabilities	$-	$9,007,907	$9,007,907
Lease liabilities	$2,585,479	$-	$2,585,479

The carrying values of the Company’s financial instruments carried at amortized cost approximate fair values due to their short duration.

Financial Risk Management Objectives and Policies

The Company is exposed to various financial risks resulting from both its operations and its investments activities. The Company’s management, with the Board of Directors oversight, manages financial risks. Where material, these risks will be reviewed and monitored by the Board of Directors. The type of risk exposure and the way in which such exposure is managed is provided as follows:

Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, and receivables. The Company’s cash is held through United States financial institutions and no losses have been incurred in relation to these items.

The Company is subject to concentrations of credit risk primarily with respect to its trade accounts receivable. The Company extends credit to its customers in the normal course of business and performs ongoing credit evaluations of its customers’ financial condition. The Company does not require collateral or other security to support customer receivables.

As of December 31, 2025, the Company had total trade accounts receivable of $1,445,141. Three customers each represented greater than 10% of the total accounts receivable balance at that date. One customer represented approximately 15.35% ($221,809) of total accounts receivable, a second customer represented approximately 14.18% ($204,970) of total accounts receivable, and a third customer represented approximately 10.56% ($152,557) of total accounts receivable. In aggregate, these three customers accounted for approximately 40.09% ($579,336) of the total accounts receivable balance as of December 31, 2025.

Management expects outstanding balances for two of the three customers notes above to be paid in full. The remaining customer’s balance has been reduced to $38,818, which represents less than 10% of the Company’s total accounts receivable balance as of the date of issuance. As a result, no single customer represents greater than 10% of total accounts receivable as of the date these financial statements were issued.

The Company maintains an allowance for doubtful accounts based on expected collectability of accounts receivable and records bad debt expense as necessary. Management believes the concentration of credit risk with respect to accounts receivable is mitigated by the Company’s credit evaluation process, ongoing monitoring of customer accounts, and the subsequent collections noted above.

The carrying amount of cash, promissory note receivable, and trade and other receivables represent the maximum exposure to credit risk. As of December 31, 2025 and 2024, the net amount of maximum exposure risk was $3,783,375 and $5,126,521, respectively.

Market and Other Risks

Market risk is the risk of uncertainty arising primarily from possible commodity market price movements and their impact on the future economic viability of the Company’s projects and ability of the Company to raise capital. These market risks are evaluated by monitoring changes in key economic indicators and market information on an on-going basis and adjusting operating and exploration budgets accordingly. As of December 31, 2025, the market and other risks are low.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with financial liabilities. The Company manages liquidity risk through the management of its capital structure. The Company’s approach to managing liquidity is to ensure that it will have sufficient liquidity to settle obligations and liabilities when due.

The Company has the following contractual obligations as of December 31, 2025:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$4,768,534	$-	$-	$-	$4,768,534
Related party payables	$1,916,770	$-	$-	$-	$1,916,770
Tax payable	$-	$15,341,971	$-	$-	$15,341,971
Convertible debentures	$-	$-	$-	$-	$-
Notes Payable	$1,001,395	$8,783,361	$1,000,000	$-	$10,784,756
Derivative liabilities	$-	$8,893,600	$-	$-	$8,893,600
Lease liabilities	$160,285	$399,215	$113,155	$1,146,750	$1,819,405

The Company has the following contractual obligations as of December 31, 2024:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$6,613,793	$-	$-	$-	$6,613,793
Related party payables	$1,488,866	$-	$-	$-	$1,488,866
Tax payable	$-	$12,836,039	$-	$-	$12,836,039
Convertible debentures	$-	$9,976,000	$-	$-	$9,976,000
Notes Payable	$1,337,490	$9,246,547	$-	$-	$10,584,037
Derivative liabilities	$-	$9,007,907	$-	$-	$9,007,907
Lease liabilities	$302,736	$819,457	$405,096	$1,058,190	$2,585,479

Currency risk

The Company is exposed to currency risk related to the fluctuation of foreign exchange rates and the degree of volatility of those rates. Currency risk is limited to the portion of the Company’s business transactions and balances denominated in currencies other than the United States dollar.

Assuming all other variables remain constant, a fluctuation of +/- 5.0 percent in the exchange rate between the United States dollar and the Canadian dollar would impact the carrying value of the net monetary assets by approximately +/- $390,000. To date, the Company has not entered into financial derivative contracts to manage exposure to fluctuations in foreign exchange rates.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Cash bear interest at market rates. The Company’s financial liabilities have fixed rates of interest and therefore expose the Company to a limited interest rate fair value risk.

Crypto Currency Risk

We hold Bitcoin as part of our treasury assets. The value of Bitcoin is highly volatile and can be influenced by various factors, including market demand, regulatory developments, technological changes, and broader economic conditions. A significant decline in Bitcoin’s market price could adversely affect our financial condition and results of operations. Additionally, the evolving regulatory landscape for digital assets may impose new compliance requirements or restrictions, potentially impacting our ability to hold or transact in Bitcoin. Security risks, such as cyberattacks or loss of private keys, could also result in the loss of our Bitcoin holdings. These factors collectively pose risks to our business and financial performance.